Summary Prospectus February 1, 2011


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group




DWS CAPITAL GROWTH FUND






CLASS/Ticker    A   SDGAX    B   SDGBX    C   SDGCX    R   SDGRX    INST   SDGTX    S   SCGSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C, R), (800) 730-1313
(INST) and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated February 1, 2011, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to provide long-term growth of capital.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 40) and Purchase and Redemption of Shares in the fund's SAI (p. II-17).


SHAREHOLDER FEES (paid directly from your investment)


                                        A          B          C       R    INST      S
                             ------------  ---------  ---------  ------  ------  -----
Maximum sales charge (load)
imposed on purchases, as %
of offering price                  5.75      None       None     None    None    None
----------------------------       ----      --         --       ------  ------  -----
Maximum deferred sales
charge (load), as % of
redemption proceeds            None(1)     4.00       1.00       None    None    None
----------------------------   --------    ----       ----       ------  ------  -----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                     A          B          C          R        INST           S
                             ---------  ---------  ---------  ---------  ----------  ----------
Management fee                   0.46       0.46       0.46       0.46       0.46        0.46
----------------------------     ----       ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                     0.24       0.99       1.00       0.50      None        None
----------------------------     ----       ----       ----       ----      -----       -----
Other expenses                   0.37       0.61       0.38       0.49       0.26        0.34
----------------------------     ----       ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                         1.07       2.06       1.84       1.45       0.72        0.80
----------------------------     ----       ----       ----       ----      -----       -----

(1) Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C         R    INST       S
-------  --------  --------  --------  --------  ------  ------
1        $ 678     $ 609     $ 287     $ 148     $74     $82
--       -----     -----     -----     -----     ---     ---
3          896       946       579       459     230     255
--       -----     -----     -----     -----     ---     ---
5        1,131     1,308       996       792     401     444
--       -----     -----     -----     -----     ---     ---
10       1,806     1,901     2,159     1,735     894     990
--       -----     -----     -----     -----     ---     ---

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C         R    INST       S
-------  --------  --------  --------  --------  ------  ------
1        $ 678     $ 209     $ 187     $ 148     $74     $82
--       -----     -----     -----     -----     ---     ---
3          896       646       579       459     230     255
--       -----     -----     -----     -----     ---     ---
5        1,131     1,108       996       792     401     444
--       -----     -----     -----     -----     ---     ---
10       1,806     1,901     2,159     1,735     894     990
--       -----     -----     -----     -----     ---     ---

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2010: 68%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund normally invests at least 65% of total assets in equities, mainly common stocks of US companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500( (Reg. TM)) Index (generally 500 of the largest companies in the US) or the Russell 1000( (Reg. TM) )Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios). Although the fund can invest in companies of any size, the fund intends to invest primarily in companies whose market capitalizations fall within the normal range of these indexes. The fund may also invest in other types of equity securities such as preferred stocks or convertible securities.

MANAGEMENT PROCESS. In choosing stocks, portfolio management begins by utilizing a proprietary quantitative model to rank stocks based on a number of factors including valuation and profitability. Portfolio management also applies fundamental techniques to seek to identify companies that display above-average earnings growth compared to other companies and that have strong product lines, effective management and leadership positions within core markets. The factors considered and models used by the portfolio managers may change over time.


Portfolio management will normally sell a security when it believes the potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given industry.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STOCK MARKET RISK. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. To the extent the fund invests in a particular capitalization or market sector, the fund's performance may be proportionately affected by that segment's general performance.


GROWTH INVESTING RISK. As a category, growth stocks may underperform value stocks (and the stock market as a whole) over any period of time. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly in reaction to negative news about such factors as earnings, the economy, political developments, or other news.


FOCUS RISK. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the fund's performance. For example, consumer goods companies could be hurt by a rise in unemployment or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.


MEDIUM-SIZED COMPANY RISK. Medium-sized company stocks tend to be more volatile than large company stocks. Medium-sized companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.


SMALL COMPANY RISK. Small company stocks tend to be more volatile than large company stocks. Small companies are less widely followed by stock analysts and less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to,



                                       2
                                                         DWS Capital Growth Fund


                                             SUMMARY PROSPECTUS February 1, 2011
may decline in financial health and become unable to honor its commitments.
This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.

LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For Class A, B, C and R shares, performance prior to its inception date is based on the historical performance of the fund's original share class (Class
AARP) and for periods prior to July 17, 2000, AARP Capital Growth Fund (the fund's predecessor), each adjusted to reflect the higher expenses of the relevant share class. For Class S shares, performance prior to its inception date is the historical performance of AARP Capital Growth Fund.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.




[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







   2001        2002       2003       2004      2005      2006      2007        2008       2009       2010
  -20.40       -29.42     26.32      7.32      8.41      8.29      12.28       -32.80     25.91      16.17




Best Quarter: 14.91%, Q4 2001   Worst Quarter: -21.24%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2010 expressed as a %)

These returns include sales charges, if any. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class S and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparisons for Institutional Class shares began on August 31, 2002.



                                CLASS          1          5          10       SINCE
                            INCEPTION       YEAR      YEARS       YEARS   INCEPTION
                          -----------  ---------  ---------  ----------  ----------
CLASS A before tax        6/25/2001        9.21       2.15       -0.97         -
------------------------- ---------       -----       ----      ------         -
CLASS B before tax        6/25/2001       11.75       2.59       -0.85         -
------------------------- ---------       -----       ----      ------         -
CLASS C before tax        6/25/2001       14.99       2.54       -1.17         -
------------------------- ---------       -----       ----      ------         -
CLASS R before tax        11/3/2003       15.33       3.03       -0.70         -
------------------------- ---------       -----       ----      ------         -
CLASS S before tax        7/14/2000       16.17       3.63       -0.13         -
------------------------- ---------       -----       ----      ------         -
  After tax on distribu-
  tions                                   16.17       3.58       -0.16         -
  After tax on distribu-
  tions and sale of
  fund shares                             10.72       3.14       -0.10         -
------------------------- ---------       -----       ----      ------         -
RUSSELL 1000 GROWTH
INDEX (reflects no
deduction for fees,
expense or taxes)                         16.71       3.75       0.02          -
------------------------- ---------       -----       ----      ------         -
STANDARD & POOR'S
500 INDEX (S&P 500)
(reflects no deduction
for fees, expense or
taxes)                                    15.06       2.29       1.41          -
------------------------- ---------       -----       ----      ------         -
INST CLASS before tax     8/19/2002       16.25       3.73          -        5.79
------------------------- ---------       -----       ----      ------       ----
RUSSELL 1000 GROWTH
INDEX (reflects no
deduction for fees,
expense or taxes)                         16.71       3.75          -        6.40
------------------------- ---------       -----       ----      ------       ----
STANDARD & POOR'S
500 INDEX (S&P 500)
(reflects no deduction
for fees, expense or
taxes)                                    15.06       2.29          -        5.96
------------------------- ---------       -----       ----      ------       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

OWEN FITZPATRICK, CFA, MANAGING DIRECTOR. Lead Manager of the fund. Joined the fund in 2009.


THOMAS M. HYNES, JR., CFA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.


BRENDAN O'NEILL, CFA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.



                                       3
                                                         DWS Capital Growth Fund


                                             SUMMARY PROSPECTUS February 1, 2011

PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                                AUTOMATIC
                                              UGMAS/           INVESTMENT
                   NON-IRA            IRAS     UTMAS                PLANS
         -----------------  --------------  --------  -------------------
A B C        1,000                 500       1,000             500
-------      -----                 ---       -----             ---
R               None             None        None             None
-------      -----               -----       -----            ----
INST     1,000,000                N/A         N/A             N/A
-------  ---------               -----       -----            ----
S            2,500               1,000       1,000           1,000
-------  ---------               -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares and Class R shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.


TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B, C or R shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8 a.m. - 6 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class R shares are generally available only to certain retirement plans. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
                                                         DWS Capital Growth Fund
                                    SUMMARY PROSPECTUS February 1, 2011 DCGF-SUM